Debt - Unsecured Promissory Notes - Additional Information (Details) - Unsecured Debt $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Mar. 31, 2022 extension	Dec. 31, 2021 extension
Debt Instrument [Line Items]
Number of extensions | extension		2	2
Term of extension (in years)		1 year	1 year
Increase in interest rate		0.25%	0.25%
2017 6.25% Notes
Debt Instrument [Line Items]
Interest rate	6.25%		6.25%
Extinguishment of debt | $	$ 5.0